SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure For Significant Accounting Policies [Abstract]
Basis of presentation and measurement [Policy Text Block]

a.	Basis of presentation and measurement:

The interim condensed consolidated financial statements of the Company have been prepared in accordance with International Accounting Standards 34, "Interim Financial Reporting" ("IAS 34").

The interim condensed consolidated financial statements are presented in Canadian dollars and are prepared in accordance with the same accounting policies, described in the Company's annual consolidated financial statements. The following new accounting standards applied or adopted during the six months ended June 30, 2023, and had no impact on the Interim Financial Statements:

1)	Amendment to IAS 8, "Accounting Policies, Changes to Accounting Estimates and Errors":

In February 2021, the IASB issued an amendment to IAS 8, "Accounting Policies, Changes to Accounting Estimates and Errors" (the "Amendment"), in which it introduces a new definition of "accounting estimates".

Accounting estimates are defined as "monetary amounts in financial statements that are subject to measurement uncertainty". The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period.

2)	Amendment to IAS 12, "Income Taxes":

In May 2021, the IASB issued an amendment to IAS 12, "Income Taxes" ("IAS 12"), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (the "Amendment").

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the "initial recognition exception". The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The initial application of the Amendment did not have a material impact on the interim financial statements.

3)	Amendment to IAS 1, "Disclosure of Accounting Policies":

In February 2021, the IASB issued an amendment to IAS 1, "Presentation of Financial Statements" (the "Amendment"), which replaces the requirement to disclose 'significant' accounting policies with a requirement to disclose 'material' accounting policies. One of the main reasons for the Amendment is the absence of a definition of the term 'significant' in IFRS whereas the term 'material' is defined in several standards and particularly in IAS 1.

The Amendment is applicable for annual periods beginning on or after January 1, 2023.

Significant accounting judgements and estimates [Policy Text Block]
b.
Significant accounting judgements and estimates:

The preparation of the Company's interim condensed consolidated financial statements under IFRS requires management to make judgements, estimates, and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised as well as future periods that are affected.